REAL ESTATE OWNED	12 Months Ended
Sep. 30, 2010
REAL ESTATE OWNED [Abstract]
REAL ESTATE OWNED
  5. REAL ESTATE OWNED

	September 30,
	2011	2010

Real estate acquired in settlement of loans	$2,060,558	$1,135,410
Allowance for losses	(449,207)	(386,100)

	$1,611,351	$749,310
Activity in the allowance for losses is summarized as follows:

	Year Ended
	September 30,
	2011	2010

Balance - beginning	$386,100	$187,500
Provision for losses	309,236	482,385
Charge-offs	(246,129)	(283,785)

Balance - ending	$449,207	$386,100

Real estate owned expense is summarized as follows:
	Year Ended
	September 30,
	2011	2010

Provision for losses	$309,236	$482,385
Net loss on sale	819	15,847
Carrying costs, net of rental income	46,410	98,099

	$356,465	$596,331